EMPLOYEE BENEFITS OBLIGATIONS - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2026 CAD ($) funded_defined_benefit_pension_plan shares	Mar. 31, 2025 CAD ($) shares
Disclosure of defined benefit plans [line items]
Number of registered funded defined benefit pension plans | funded_defined_benefit_pension_plan	3
Number of registered funded defined benefit pension plans for employees | funded_defined_benefit_pension_plan	2
Number of registered funded defined benefit pension plans for designated executives | funded_defined_benefit_pension_plan	1
Letters of credit outstanding	$ 76.9	$ 63.9
Post-employment benefits – defined benefit plans (Note 21)	$ (42.2)	$ (37.4)
Number of common shares in the pension plan assets (in shares) | shares	0	0
Average duration of the defined benefit obligation (in years)	18 years 2 months 12 days
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 21)	$ (23.0)	$ (21.7)
Research and development expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 21)	(4.8)	(5.1)
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 21)	(9.6)	(10.3)
Restructuring, integration and acquisition costs
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 21)	0.0	0.4
Finance expense
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 21)	(4.8)	(0.7)
Capitalized pension costs
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 21)	$ (2.3)	$ (2.8)